Acquisition of Adventus Mining Corporation	12 Months Ended
Mar. 31, 2025
Acquisition of Adventus Mining Corporation [Abstract]
ACQUISITION OF ADVENTUS MINING CORPORATION
3. ACQUISITION OF ADVENTUS MINING CORPORATION
On July 31, 2024, the Company completed the acquisition of Adventus through the purchase of all issued and outstanding common shares of Adventus, not already owned by Silvercorp, by issuing a total of 38,818,841 Silvercorp shares to the original shareholders of Adventus. The Company also issued a total of 1,766,721 Silvercorp stock options to replace Adventus’ outstanding options, and 2,787,020 Silvercorp warrants to replace Adventus’ outstanding warrants. All Adventus restricted share units outstanding immediately before closing were settled in cash, funded by the Company through Adventus.
Adventus is a Canadian company focused on the exploration and development of copper-gold mineral projects, mainly the El Domo Project and the Condor Project, in Ecuador. Adventus owns 75% interest in the El Domo Project and 98.7% interest in the Condor Project.
The acquisition has been accounted for as an asset acquisition as it was determined that the mineral projects did not constitute a business as defined by IFRS 3 Business Combination. The consideration paid along with the transaction costs incurred in connection with the acquisition of Adventus, were determined in accordance with IFRS 2 Share-based Payment, and were allocated to the assets acquired and liabilities assumed based on their relative fair values.

Table below summarizes the total acquisitions incurred and their allocation to the assets acquired and liabilities assumed.

Consideration Paid
38,818,841 common shares of Silvercorp issued	$146,016
1,766,721 stock options of Silvercorp issued	2,403
2,787,020 warrants of Silvercorp issued	2,098
Previously held interest in Adventus	25,748
Funds advanced to Adventus before closing	1,239
$177,504
Transaction costs	3,838
Total acquisition costs to be allocated	$181,342

Cost of assets and liabilities acquired
Cash and cash equivalent	$3,483
Other receivables	710
Prepaids and deposits	324
Other investments	21
Property, plant and equipment	523
Mineral rights and properties	225,958
Other assets	645
Accounts payable and accrued liabilities	(14,248)
Lease obligation	(16)
Deposit received	(13,250)
Non-controlling interests	(22,808)
Net assets acquired	$181,342
In order to develop the El Domo Project, Adventus entered into a precious metals purchase agreement ("PMPA") with Wheaton Precious Metals International Ltd. ("Wheaton"). The PMPA provides Adventus with access to an upfront cash consideration of $175.5 million and a $5.0 million equity commitment. Of this, $13.0 million was made available as an early deposit (the “Early Deposit”) for pre-construction activities, and $0.5 million for local community development initiatives (the “ESG Deposit”) prior to production. The remainder will be available in four installments during construction, subject to certain customary conditions precedent being satisfied.
Under the PMPA, Wheaton will purchase 50% of the payable gold production until 145,000 ounces have been delivered, thereafter dropping to 33% for the life of mine; and 75% of the payable silver production until 4,600,000 ounces have been delivered, thereafter dropping to 50% for the life of mine.
Wheaton will make ongoing payments for the gold and silver ounces delivered equal to 18% of the spot prices (“Production Payment”) until the value of gold and silver delivered less the Production Payment is equal to the upfront consideration of $175.5 million, at which point the Production Payment will increase to 22% of the spot prices.
As at July 31, 2024, Wheaton advanced Adventus a total of $13.25 million, being the $13.0 million as Early Deposit and $0.25 million as ESG Deposit to support the training programs for members of the communities. Pursuant to the terms of the PMPA, Adventus was required to deliver approximately 92.3 ounces to Wheaton monthly until the development of the El Domo Project reaches certain milestones or the deposits will be repaid. The estimated liabilities of this gold delivery were $2.5 million, which are derivative liabilities and have been included in the accounts payable and accrued liabilities on the consolidated statements of financial position.
In November 2024, the Company repaid $13.25 million to Wheaton. As a result of the repayment, the liability of $1.8 million accrued for the gold delivery was derecognized and a gain of $1.8 million was recorded as other income in the consolidated statements of income.